COMMITMENTS - Exchange Note Exchange Financing (Details)		12 Months Ended
	Nov. 21, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) D $ / shares	Jun. 30, 2024 $ / shares	Mar. 28, 2024 USD ($)
Note Payable
Aggregate principal amount				$ 224,000
Conversion price of convertible notes | $ / shares	$ 10.00		$ 2.00
Maximum reset of conversion price (in dollars per share) | $ / shares	2.00
Digital Health Acquisition Corp.
Note Payable
Share price trigger to determine reset of conversion price | $ / shares	$ 3
Exchange Note | Digital Health Acquisition Corp.
Note Payable
Number of trading days to determine amortization payment | D		10
Aggregate current value	$ 3,723,744
Change in fair value		$ (97,814)
Exchange Note | Bridge Investor | Exchange Agreement | Digital Health Acquisition Corp.
Note Payable
Aggregate principal amount	$ 2,523,744	$ 2,523,744
Annual fixed interest rate (in percentage)	8.00%	8.00%
Conversion price of convertible notes | $ / shares	$ 10.00	$ 10
Share price trigger to determine reset of conversion price | $ / shares		$ 10.00
Threshold percentage of stock price trigger to determine reset of conversion price		95.00%
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.0
Threshold percentage of stock price trigger to determine amortization conversion price		95.00%
Number of trading days to determine amortization payment | D		10
Minimum conversion price to make amortization payment | $ / shares		$ 2.00
Aggregate current value	$ 2,523,744	$ 2,621,558
Interest expense paid and recorded		22,433
Change in fair value		97,814
VSee Note | Bridge Investor | Exchange Agreement | Digital Health Acquisition Corp.
Note Payable
Nonexchangeable principal amount of note		600,000.00
iDoc Note | Bridge Investor | Exchange Agreement | Digital Health Acquisition Corp.
Note Payable
Nonexchangeable principal amount of note		$ 600,000.00